Annual Total Returns - BlackRock Strategic Global Bond Fund, Inc. (Investor A, Investor C and Institutional) [BarChart] - Investor A, C and Institutional - BlackRock Strategic Global Bond Fund, Inc. - Investor A Shares
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	2.56%
Annual Return 2012	8.44%
Annual Return 2013	1.62%
Annual Return 2014	0.72%
Annual Return 2015	(4.92%)
Annual Return 2016	4.80%
Annual Return 2017	7.04%
Annual Return 2018	(1.07%)
Annual Return 2019	7.95%
Annual Return 2020	8.95%